SUPPLEMENT DATED AUGUST 14, 2026
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF
ABACUS FCF INTERNATIONAL LEADERS ETF (ABLG)
ABACUS FCF LEADERS ETF (ABFL)
ABACUS FCF SMALL CAP LEADERS ETF (ABLS)
ABACUS FCF INNOVATION LEADERS ETF (ABOT)
ABACUS FLEXIBLE BOND LEADERS ETF (ABXB)
ABACUS FCF REAL ASSETS LEADERS ETF (ABLD)

(each a “Fund” and, collectively, the “Funds”)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds' Prospectus.

The below changes are immediately effective. These changes do not impact the Funds’ investment objectives or principal investment strategies.

1.The following information replaces in its entirety the information appearing under the heading “Portfolio Managers” in the “Fund Summaries” section of the Prospectus for each Fund:

Cody Raulerson, CFA, Executive Vice President and Portfolio Manager of Abacus Global Management, Inc., the parent company of the Adviser (“Abacus”), and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus and an affiliate of the Adviser (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since August 2026, December 2024 and December 2024, respectively. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

2.The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Funds’ Prospectus:

The following individuals are the Funds’ portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:
Cody Raulerson, CFA, Executive Vice President of Abacus & Portfolio Manager of the Adviser.
Mr. Raulerson is a Portfolio Manager at Abacus Asset Group, where he is responsible for the management and implementation of the firm's equity investment strategies across Equity ETFs and Separate Accounts. Mr. Raulerson joined the firm in 2026 after serving as a Portfolio Manager at Dimensional Fund Advisors, where he managed systematic, factor-based equity strategies across Mutual Funds, ETFs, and Separate Accounts. Mr.

Raulerson holds a Bachelor of Science in Finance from the University of Central Florida and is a CFA Charterholder.
Fei Xue, Vice President of ABL Wealth.
Ms. Xue joined ABL Wealth as Vice President in April 2024. Prior to joining ABL Wealth, Ms. Xue was Senior Vice President of Investments from 2023 to March 2024 and Senior Vice President of Relationship Management from 2021 to 2023 of Dynasty Financial Partners. Prior to her roles at Dynasty, Ms. Xue was the Director of RIA National Account and Due Diligence at CNL Financial Group. Ms. Xue holds a Bachelor of Science degree from Babson College.
Tom MacDonald, Financial Analyst at ABL Wealth.
Mr. MacDonald joined ABL Wealth as a financial analyst in 2023. Mr. MacDonald holds a degree in Finance with minors in Mathematics and Computer Science from University of Central Florida, which he attended prior to joining ABL Wealth.
The Funds’ SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Funds, and compensation.

3.All references to the address of Abacus FCF Advisors LLC, the Funds' investment adviser, in the Prospectus are hereby replaced with 333 S. Garland Ave, Suite 1500, Orlando, FL 32801.

Please keep this supplement with your Prospectus for future reference.

SUPPLEMENT DATED AUGUST 14, 2026
TO THE CURRENTLY EFFECTIVE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
ABACUS FCF INTERNATIONAL LEADERS ETF (ABLG)
ABACUS FCF LEADERS ETF (ABFL)
ABACUS FCF SMALL CAP LEADERS ETF (ABLS)
ABACUS FCF INNOVATION LEADERS ETF (ABOT)
ABACUS FLEXIBLE BOND LEADERS ETF (ABXB)
ABACUS FCF REAL ASSETS LEADERS ETF (ABLD)

(each a “Fund” and, collectively, the “Funds”)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds' SAI.

The below changes are immediately effective. These changes do not impact the Funds’ investment objectives or principal investment strategies.

1.The following information replaces in its entirety the table appearing under the heading “Officers” in the Funds’ SAI:

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Derin Cohen YOB: 1991	Chief Compliance Officer and Anti-Money Laundering Officer	Chief Compliance Officer and Anti-Money Laundering Officer since 2019.	Chief Operating & Compliance Officer, Abacus FCF Advisors LLC (2019- present) and Vice President, Marketing and Operations (2017-2019)
Cody Raulerson YOB: 1994	Vice President and Principal Financial Officer	Since August 2026	Associate Portfolio Manager, Dimensional Fund Advisors (2024-2026) and Investment Associate (2021-2024)

Tom MacDonald YOB: 1997	Treasurer	Since August 2026	Financial Analyst, ABL Wealth (2023-present)
Fei Xue YOB: 1982	Vice President	Since 2024
Vice President, ABL Wealth (April 2024-present) ; Senior Vice President, Investments, Dynasty Financial Partners (2023-March 2024); Senior Vice President, Relationship Management, Dynasty Financial Partners (2021-2023)

2.The following information replaces in its entirety the information appearing under the heading “Portfolio Managers” in the Funds’ SAI:

The following table provides information about other accounts managed by each portfolio manager who is primarily responsible for the day-to-day management of the Funds' portfolios. The reporting information is provided as of July 31, 2025:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Cody Raulerson[1]	0	$0	0	$0	0	$0	0	$0
Fei Xue	0	$0	0	$0	0	$0	0	$0
Tom MacDonald	0	$0	0	$0	0	$0	0	$0
1 As of August 10, 2026.

Potential Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund for which he or she serves as portfolio manager. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of a Fund.
The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.
Compensation
Each portfolio manager receives a fixed salary, is eligible for a bonus and a share of the profits, if any, related to his ownership interest in the Adviser. Thus, portfolio manager compensation is aligned with the interests of the Adviser’s clients, including the Funds and their investors.
Portfolio Managers’ Ownership in the Funds
As of July 31, 2025, the dollar range of equity securities in the Funds beneficially owned by the portfolio managers is as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Funds
	Abacus FCF International Leaders ETF	Abacus FCF Leaders ETF	Abacus FCF Small Cap Leaders ETF	Abacus FCF Innovation Leaders ETF	Abacus FCF High Yield ETF	Abacus FCF Real Assets Leaders ETF
Cody Raulerson[1]	None	None	None	None	None	None
Fei Xue	None	None	None	None	None	None
Tom MacDonald	None	None	None	None	None	None
    1 As of August 10, 2026.

3.All references to the address of Abacus FCF Advisors LLC, the Funds' investment adviser, in the SAI are hereby replaced with 333 S. Garland Ave, Suite 1500, Orlando, FL 32801.

Please keep this supplement with your SAI for future reference.